Intangible Asset (Tables)	6 Months Ended
Apr. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Schedule of Intangible Assets

The following table summarizes intangible assets:

	April 30,	October 31,
	2026	2025
Finite life:
Cloud storage software, gross	92,304	-
Office automation system, gross	102,530	-
Less: Accumulated amortization	12,149	-
Ending balance	182,685	-